UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-04760

DWS Advisor Funds

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 10/31

Date of reporting period: 07/31/08

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of July 31, 2008 (Unaudited)

DWS Short Duration Fund

	Principal Amount ($)	Value ($)

Corporate Bonds 10.7%
Consumer Discretionary 2.3%
Comcast Cable Communications LLC, 6.875%, 6/15/2009	1,295,000	1,327,230
Time Warner Cable, Inc., 5.4%, 7/2/2012	2,243,000	2,229,414
Viacom, Inc., 5.75%, 4/30/2011	1,185,000	1,173,891

		4,730,535
Consumer Staples 1.1%
CVS Caremark Corp., 2.982% *, 6/1/2010	2,252,000	2,204,278
Energy 0.0%
Enterprise Products Operating LP, 7.5%, 2/1/2011	80,000	83,803

Financials 4.6%
American General Finance Corp., Series H, 4.625%, 9/1/2010	625,000	584,377
Discover Financial Services, 3.316% *, 6/11/2010	560,000	456,393
Erac USA Finance Co., 144A, 5.8%, 10/15/2012	1,275,000	1,190,285
JPMorgan Chase & Co., 4.85%, 6/16/2011	4,330,000	4,337,504
Simon Property Group LP, (REIT), 5.375%, 6/1/2011	2,305,000	2,276,941
Xstrata Finance Canada Ltd., 144A, 5.5%, 11/16/2011	613,000	603,522

		9,449,022
Information Technology 0.2%
Tyco Electronics Group SA, 6.0%, 10/1/2012	305,000	306,939
Telecommunication Services 1.7%
British Telecommunications PLC, 8.625%, 12/15/2010	1,879,000	2,018,339
Telecom Italia Capital, 6.2%, 7/18/2011	1,432,000	1,467,146

		3,485,485
Utilities 0.8%
Commonwealth Edison Co., Series 98, 6.15%, 3/15/2012	140,000	143,518
Dominion Resources, Inc., Series 06-B, 6.3%, 9/30/2066	1,600,000	1,445,230

		1,588,748

Total Corporate Bonds (Cost $22,249,980)		21,848,810
Asset-Backed 27.0%
Automobile Receivables 20.8%
AmeriCredit Automobile Receivables Trust:
"A4", Series 2004-DF, 3.43%, 7/6/2011	299,954	291,338
"A2", Series 2006-RM, 5.42%, 8/8/2011	1,074,575	1,048,864
"A2", Series 2007-CM, 5.43%, 11/8/2010	986,064	984,324
"A3A", Series 2007-DF, 5.49%, 7/6/2012	550,000	541,016
AmeriCredit Prime Automobile Receivables Trust:
"A3", Series 2007-2M, 5.22%, 6/8/2012	1,925,000	1,834,105
"A2A", Series 2007-2M, 5.34%, 11/8/2010	1,016,299	1,011,025
Capital One Prime Auto Receivables Trust, "A3", Series 2007-1, 5.47%, 6/15/2011	1,000,000	1,016,603
Credit Acceptance Auto Dealer Loan Trust, "A1A", Series 2007-2, 144A, 6.16%, 4/15/2013	2,550,000	2,471,174
Daimler Chrysler Auto Trust, "A2A", Series 2008-B, 3.81%, 7/8/2011	1,280,000	1,285,939
Drive Auto Receivables Trust:
"A2", Series 2006-2, 144A, 5.3%, 7/15/2011	518,914	516,757
"A3", Series 2006-1, 144A, 5.49%, 5/15/2011	406,896	407,048
GS Auto Loan Trust, "A4", Series 2006-1, 5.38%, 1/15/2014	1,375,000	1,365,118
Household Automotive Trust:
"A4", Series 2005-1, 4.35%, 6/18/2012	1,000,000	994,499
"A4", Series 2005-3, 4.94%, 11/19/2012	1,440,000	1,451,668
"A4", Series 2006-1, 5.52%, 3/18/2013	1,590,000	1,587,860
Huntington Auto Trust, "A3A", Series 2008-1A, 144A, 4.81%, 4/16/2012	3,000,000	3,010,782
Hyundai Auto Receivables Trust:
"A3", Series 2008-A, 4.93%, 12/17/2012	1,975,000	1,991,582
"A3A", Series 2007-A, 5.04%, 1/17/2012	1,685,000	1,717,565
"D", Series 2006-A, 5.52%, 11/15/2012	483,537	478,853
LAI Vehicle Lease Securitization Trust, "A", Series 2005-A, 144A, 4.56%, 11/15/2012	230,479	231,883
Long Beach Auto Receivables Trust, "A3", Series 2006-B, 5.17%, 8/15/2011	698,591	692,150
Nissan Auto Receivables Owner Trust, "A4", Series 2005-C, 4.31%, 3/15/2011	1,435,000	1,445,157
Triad Auto Receivables Owner Trust:
"A4", Series 2005-A, 4.22%, 6/12/2012	822,996	787,008
"A4", Series 2006-A, 4.88%, 4/12/2013	3,110,000	2,883,700

"A2", Series 2007-A, 5.35%, 3/14/2011	524,487	523,887
Wachovia Auto Owner Trust:
"A4", Series 2005-A, 4.23%, 11/21/2011	1,259,155	1,264,941
"A3A", Series 2008-A, 4.81%, 9/20/2012	3,975,000	3,994,073
"A3", Series 2006-2A, 144A, 5.23%, 8/22/2011	1,794,181	1,807,289
"A4", Series 2006-A, 5.38%, 3/20/2013	1,635,000	1,585,337
WFS Financial Owner Trust:
"D", Series 2005-1, 4.09%, 8/17/2012	185,817	185,762
"C", Series 2005-2, 4.62%, 11/19/2012	1,000,000	983,494
"D", Series 2005-3, 4.76%, 5/17/2013	710,000	639,986
World Omni Auto Receivables Trust, "A3A", Series 2007-B, 5.28%, 1/17/2012	1,620,000	1,642,157

		42,672,944
Home Equity Loans 4.3%
Bayview Financial Acquisition Trust, "1A1", Series 2006-C, 6.035%, 11/28/2036	438,808	430,580
Carrington Mortgage Loan Trust, "A1", Series 2006-NC4, 2.511% *, 10/25/2036	446,182	441,224
Centex Home Equity, "AV2", Series 2005-D, 2.731% *, 10/25/2035	52,715	52,290
Chase Funding Mortgage Loan Asset-Backed Certificates, "1A3", Series 2003-6, 3.34%, 5/25/2026	109,545	109,235
Citifinancial Mortgage Securities, Inc., "AF2", Series 2004-1, 2.645%, 4/25/2034	242,666	235,221
Countrywide Asset-Backed Certificates:
"2A3", Series 2005-12, 5.069%, 2/25/2036	531,340	517,063
"A1B", Series 2007-S1, 5.888%, 11/25/2036	652,062	571,671
Credit-Based Asset Servicing and Securitization LLC:
"A4", Series 2004-CB4, 5.497%, 5/25/2035	40,055	39,751
"A2A", Series 2007-CB2, 5.891%, 2/25/2037	739,621	728,953
First Franklin Mortgage Loan Asset-Backed Certificates:
"A2A", Series 2007-FFC, 2.611% *, 6/25/2027	878,121	494,171
"2A2", Series 2005-FFH4, 2.651% *, 12/25/2035	279,305	277,981
Household Home Equity Loan Trust:
"A2F", Series 2006-4, 5.32%, 3/20/2036	590,000	567,727
"A1F", Series 2006-4, 5.79%, 3/20/2036	168,120	167,381
"A1F", Series 2006-3, 5.98%, 3/20/2036	271,267	271,017
JPMorgan Mortgage Acquisition Corp., "AF1B", Series 2007-CH1, 5.935%, 11/25/2036	956,054	934,872
New Century Home Equity Loan Trust, "A2", Series 2005-A, 4.461%, 8/25/2035	42,326	42,072
Renaissance Home Equity Loan Trust:
"AF3", Series 2005-2, 4.499%, 8/25/2035	642,238	637,488
"AF1", Series 2006-4, 5.545%, 1/25/2037	276,962	275,693
"AF2", Series 2006-3, 5.58%, 11/25/2036	630,029	627,266
"AF1", Series 2007-2, 5.893%, 6/25/2037	648,673	641,468
Residential Asset Mortgage Products, Inc., "AI5", Series 2002-RS3, 5.572%, 6/25/2032	781,703	667,327
Securitized Asset-Backed NIM Trust, "NIM", Series 2005-FR4, 144A, 6.0%, 1/25/2036 (a)	209,756	21
Southern Pacific Secured Assets Corp., "A8", Series 1998-2, 6.37%, 7/25/2029	74,843	66,617

		8,797,089
Miscellaneous 1.9%
Caterpillar Financial Asset Trust, "A2A", Series 2008-A, 4.09%, 12/27/2010	1,590,000	1,596,805
CNH Equipment Trust, "A3A", Series 2008-B, 4.78%, 7/16/2012	2,280,000	2,273,944

		3,870,749

Total Asset-Backed (Cost $56,123,736)		55,340,782
Mortgage-Backed Securities Pass-Throughs 1.0%
Federal Home Loan Mortgage Corp.:
5.5%, 3/1/2010	134,219	135,667
6.0%, with various maturities from 10/1/2008 until 11/1/2009	54,638	55,133

7.0%, 3/1/2013	52,320	53,673
Federal National Mortgage Association:
6.0%, with various maturities from 6/1/2009 until 2/1/2010	90,230	90,891
7.0%, 4/1/2038	670,034	701,573
Government National Mortgage Association, 6.5%, 8/20/2034	1,040,313	1,077,334

Total Mortgage-Backed Securities Pass-Throughs (Cost $2,144,627)		2,114,271
Commercial and Non-Agency Mortgage-Backed Securities 34.2%
ABN AMRO Mortgage Corp., "A5", Series 2003-4, 4.75%, 3/25/2033	77,260	77,149
American Home Mortgage Investment Trust, "5A3", Series 2005-2, 5.077%, 9/25/2035	770,000	696,013
Banc of America Commercial Mortgage, Inc., "A1", Series 2005-4, 4.432%, 7/10/2045	565,628	564,074
Banc of America Mortgage Securities:
"3A1", Series 2003-H, 4.537% *, 9/25/2033	1,008,169	990,894
"1A1", Series 2004-G, 5.075% *, 8/25/2034	438,306	414,940
"2A2", Series 2003-1, 5.25%, 2/25/2018	279,273	284,004
Bear Stearns Adjustable Rate Mortgage Trust:
"A1", Series 2006-1, 4.625% *, 2/25/2036	814,984	737,839
"22A1", Series 2007-4, 6.001% *, 6/25/2047	1,949,157	1,648,157
Bear Stearns Alternative-A Trust, "6A1", Series 2004-9, 6.329% *, 9/25/2034	247,500	145,617
Cendant Mortgage Corp.:
"1A1", Series 2003-9, 5.25%, 11/25/2033	421,726	422,952
"A5", Series 2003-1, 5.5%, 2/25/2033	455,844	454,134
Chase Mortgage Finance Corp.:
"2A1", Series 2004-S3, 5.25%, 3/25/2034	942,934	943,962
"3A1", Series 2005-A1, 5.283% *, 12/25/2035	1,604,452	1,455,570
Citicorp Mortgage Securities, Inc.:
"1A1", Series 2003-5, 5.5%, 4/25/2033	135,296	135,787
"1A1", Series 2004-8, 5.5%, 10/25/2034	904,828	874,891
Citigroup Mortgage Loan Trust, Inc.:
"2A1", Series 2006-AR1, 4.7%, 3/25/2036	851,903	773,593
"1A2", Series 2006-AR2, 5.523% *, 3/25/2036	2,412,810	2,150,275
"1A4A", Series 2006-AR7, 5.765% *, 11/25/2036	885,572	752,038
"1CB2", Series 2004-NCM2, 6.75%, 8/25/2034	636,354	615,077
Countrywide Alternative Loan Trust:
"1A1", Series 2004-2CB, 4.25%, 3/25/2034	364,924	353,454
"A2", Series 2003-6T2, 5.0%, 6/25/2033	36,740	36,675
"2A1", Series 2004-28CB, 5.0%, 1/25/2035	216,808	209,856
"A2", Series 2004-29CB, 5.0%, 1/25/2035	339,835	314,782
"A2", Series 2002-18, 5.25%, 2/25/2033	603,180	586,176
"1A5", Series 2003-J1, 5.25%, 10/25/2033	299,953	292,089
"1A15", Series 2005-J10, 5.5%, 10/25/2035	553,239	530,751
"1A1", Series 2004-J1, 6.0%, 2/25/2034	92,427	78,968
"A4", Series 2002-11, 6.25%, 10/25/2032	107,202	104,493
Countrywide Home Loan Mortgage Pass-Through Trust:
"A15", Series 2002-34, 4.75%, 1/25/2033	484,247	475,352
"2A17", Series 2004-13, 5.75%, 8/25/2034	735,098	734,729
Countrywide Home Loans:
"3A6", Series 2003-56, 4.49%, 12/25/2033	629,283	613,759
"5A1", Series 2005-HY10, 5.613% *, 2/20/2036	640,917	622,946
Credit Suisse First Boston Mortgage Securities Corp., "F", Series 2001-CK1, 144A, 6.65%, 12/18/2035	1,300,000	1,332,984
Credit Suisse Mortgage Capital Certificates, Inc., "3A1", Series 2006-9, 6.0%, 11/25/2036	732,535	662,486
First Horizon Mortgage Pass-Through Trust:
"1A1", Series 2003-5, 5.25%, 4/25/2022	72,065	71,869
"1A1", Series 2007-AR1, 5.839% *, 5/25/2037	665,363	595,348
GMAC Commercial Mortgage Securities, Inc.:

"A2", Series 1999-C1, 6.175%, 5/15/2033	515,510	516,596
"A2", Series 1999-C3, 7.179%, 8/15/2036	2,266,202	2,308,819
"A1B", Series 1999-C3, 7.273%, 8/15/2036	826,339	842,315
GSR Mortgage Loan Trust:
"1A2" Series 2004-7, 4.516% *, 6/25/2034	268,488	249,372
"1A1", Series 2007-AR2, 5.78% *, 5/25/2047	693,752	566,480
"2A1", Series 2007-AR1, 6.0% *, 3/25/2047	2,811,267	2,308,492
"1A2", Series 2005-AR2, 6.425% *, 4/25/2035	410,965	259,492
IndyMac INDA Mortgage Loan Trust, "1A1", Series 2006-AR3, 5.337% *, 12/25/2036	905,646	794,305
IndyMac Index Mortgage Loan Trust, "3A1", Series 2006-AR33, 5.768% *, 1/25/2037	352,002	306,730
JPMorgan Alternative Loan Trust, "3A1A", Series 2006-S1, 5.35%, 3/25/2036	490,098	491,490
JPMorgan Chase Commercial Mortgage Securities Corp., "A2", Series 2002-C1, 4.914%, 7/12/2037	928,158	926,022
JPMorgan Commercial Mortgage Finance Corp., "A2", Series 1999-PLS1, 144A, 7.054% *, 2/15/2032	112,432	112,231
JPMorgan Mortgage Trust:
"6A1", Series 2007-A1, 4.776% *, 7/25/2035	1,109,446	992,109
"2A7", Series 2005-A8, 4.949% *, 11/25/2035	990,000	902,534
"3A2", Series 2005-A4, 5.168% *, 7/25/2035	1,078,615	1,063,772
LB-UBS Commercial Mortgage Trust:
"A2", Series 2003-C7, 4.064%, 9/15/2027	1,493,448	1,480,195
"A3", Series 2001-C7, 5.642%, 12/15/2025	1,404,005	1,416,790
Master Adjustable Rate Mortgages Trust, "3A6",Series 2004-13, 3.788% *, 11/21/2034	1,640,000	1,504,506
Master Asset Securitization Trust, "2A1", Series 2004-4, 5.0%, 4/25/2034	681,831	674,858
Merrill Lynch Mortgage Investors Trust, "A2", Series 2005-A5, 4.566%, 6/25/2035	110,000	100,081
MLCC Mortgage Investors, Inc., "1A", Series 2004-1, 6.078% *, 12/25/2034	191,725	187,572
Morgan Stanley Capital I:
"A2", Series 2005-HQ5, 4.809%, 1/14/2042	1,650,000	1,647,631
"A2", Series 2007-HQ11, 5.359%, 2/12/2044	900,000	874,590
Morgan Stanley Mortgage Loan Trust, "5A2", Series 2006-8AR, 5.423% *, 6/25/2036	903,035	826,728
Prudential Securities Secured Financing Corp., "F", Series 1999-C2, 7.746% *, 6/16/2031	1,500,000	1,534,689
Residential Accredit Loans, Inc.:
"A6", Series 2002-QS19, 5.125%, 12/25/2032	647,489	645,848
"1A1", Series 2004-QS16, 5.5%, 12/25/2034	562,846	505,682
"3A1", Series 2006-QS18, 5.75%, 12/25/2021	165,664	147,228
Residential Asset Mortgage Products, Inc., "A4", Series 2004-SL4, 7.0%, 7/25/2032	692,341	675,249
Residential Asset Securitization Trust:
"2A1", Series 2003-A15, 5.25%, 2/25/2034	246,448	246,223
"A1", Series 2004-A1, 5.25%, 4/25/2034	326,745	304,173
Residential Funding Mortgage Securities I, Inc.:
"A2", Series 2003-S3, 5.25%, 2/25/2018	338,710	339,227
"2A2", Series 2007-SA1, 5.617% *, 2/25/2037	673,756	592,495
Sequoia Mortgage Trust:
"2AA1", Series 2007-3, 5.645% *, 7/20/2037	1,152,856	1,019,978
"4A1", Series 2007-1, 5.788% *, 9/20/2046	922,677	823,774
Structured Asset Securities Corp., "3A2", 2003-24A, 4.91% *, 7/25/2033	1,020,639	922,936
SunTrust Adjustable Rate Mortgage Loan Trust, "2A1", Series 2007-2, 5.687% *, 4/25/2037	2,433,199	2,049,751
TIAA Real Estate CDO Ltd., "A4", Series 2001-C1A, 144A, 6.68%, 6/19/2031	1,355,014	1,376,481
Wachovia Bank Commercial Mortgage Trust, "A1", Series 2007-C30, 5.031%, 12/15/2043	2,021,604	1,994,417
Washington Mutual Mortgage Pass-Through Certificates:
"1A3", Series 2005-AR16, 5.1% *, 12/25/2035	390,000	329,291
"IA3A", Series 2005-AR18, 5.256% *, 1/25/2036	1,550,000	1,376,955
"A7", Series 2003-AR4, 5.307% *, 5/25/2033	453,214	433,663
"1A1", Series 2006-AR18, 5.341% *, 1/25/2037	485,970	430,199

"4A1", Series 2007-HY3, 5.35% *, 3/25/2037	1,244,350	1,087,292
"1A1", Series 2007-HY4, 5.55% *, 4/25/2037	755,877	662,931
"1A1", Series 2006-AR16, 5.607% *, 12/25/2036	1,684,007	1,399,738
"1A1", Series 2007-HY2, 5.621% *, 12/25/2036	1,055,166	941,087
"1A3", Series 2006-AR8, 5.88% *, 8/25/2046	1,165,000	940,962
"3A1", Series 2007-HY7, 5.909% *, 7/25/2037	1,676,926	1,390,489
Wells Fargo Mortgage-Backed Securities Trust:
"1A1", Series 2005-9, 4.75%, 10/25/2035	625,766	602,546
"4A2", Series 2005-AR16, 4.993% *, 10/25/2035	1,105,000	1,017,799
"4A1", Series 2006-AR10, 5.561% *, 7/25/2036	1,783,665	1,633,821
"1A3", Series 2006-6, 5.75%, 5/25/2036	1,150,449	1,125,766
"A5", Series 2003-A, 6.862% *, 2/25/2033	352,501	346,496

Total Commercial and Non-Agency Mortgage-Backed Securities (Cost $74,034,696)		70,004,579
Collateralized Mortgage Obligations 1.4%
Federal Home Loan Mortgage Corp.:
"WJ", Series 2557, 5.0%, 7/15/2014	402,287	405,521
"AB", Series 3197, 5.5%, 8/15/2013	818,773	825,903
"QE", Series 2113, 6.0%, 11/15/2027	78,041	78,310
"PE", Series 2123, 6.0%, 12/15/2027	28,089	28,125
"LA", Series 1343, 8.0%, 8/15/2022	224,869	227,733
"PK", Series 1751, 8.0%, 9/15/2024	746,185	766,194
Federal National Mortgage Association, "QK", Series 2003-37, 4.0%, 7/25/2027	620,509	618,179

Total Collateralized Mortgage Obligations (Cost $2,994,962)		2,949,965
Preferred Securities 1.6%
Financials
Banco Mercantil del Norte SA, Series A, 144A, 6.135%, 10/13/2016	357,000	349,029
Goldman Sachs Capital II, 5.793%, 6/1/2012 (b)	1,300,000	860,398
Oil Insurance Ltd., 144A, 7.558%, 6/30/2011 (b)	1,325,000	1,125,018
Stoneheath Re, 6.868%, 10/15/2011 (b)	525,000	319,200
Wachovia Capital Trust III, 5.8%, 3/15/2042	1,242,000	701,730

Total Preferred Securities (Cost $4,668,776)		3,355,375
Government & Agency Obligations 19.5%
US Treasury Obligations
US Treasury Bill, 2.215% **, 12/4/2008	610,000	606,374
US Treasury Notes:
3.375%, 7/31/2013	65,000	65,305
3.625%, 6/15/2010 (c)	35,309,000	36,073,122
4.875%, 4/30/2011	3,043,000	3,211,077

Total Government & Agency Obligations (Cost $39,950,814)		39,955,878
Municipal Bonds and Notes 0.8%
La Vernia, TX, Higher Education Finance Corp. Revenue, Southwest Winners, Series B, 144A, 5.7%, 2/15/2011 (d)	465,000	462,499
Sacramento County, CA, Airport System Revenue, Series C, 5.2%, 7/1/2012 (d)	1,075,000	1,082,213

Total Municipal Bonds and Notes (Cost $1,542,050)		1,544,712
	Shares	Value ($)

Securities Lending Collateral 17.8%
Daily Assets Fund Institutional, 2.69% (e) (f) (Cost $36,417,070)	36,417,070	36,417,070

Cash Equivalents 4.5%
Cash Management QP Trust, 2.42% (e) (Cost $9,134,410)	9,134,410	9,134,410
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $249,261,121) †	118.5	242,665,852
Other Assets and Liabilities, Net	(18.5)	(37,816,133)

Net Assets	100.0	204,849,719

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*

Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of July 31, 2008.

**		Annualized yield at time of purchase; not a coupon rate.
†

The cost for federal income tax purposes was $249,288,202. At July 31, 2008, net unrealized depreciation for all securities based on tax cost was $6,622,350. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $613,282 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $7,235,632.

(a)		Non-income producing security
(b)		Date shown is call date; not a maturity date for the perpetual preferred securities.
(c)		All or a portion of these securities were on loan. The value of all securities loaned at July 31, 2008 amounted to $35,712,483 which is 17.4% of net assets.
(d)		Bond is insured by one of these companies:

Insurance Coverage	As a % of Total Investment Portfolio
American Capital Access	0.2
Financial Security Assurance, Inc.	0.4

(e)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(f)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

CDO: Collateralized Debt Obligation
REIT: Real Estate Investment Trust

Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Federal Home Loan Mortgage Corp., and the Federal National Mortgage Association issues have similar coupon rates and have been aggregated for presentation purposes in the investment portfolio.

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)          There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Short Duration Fund, a series of DWS Advisor Funds

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	September 16, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Short Duration Fund, a series of DWS Advisor Funds

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	September 16, 2008

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                        September 16, 2008